Vanguard® FTSE Social Index Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (1.3%)
	Linde plc	249,403	114,972
	Air Products & Chemicals Inc.	115,197	38,514
	Newmont Corp. (XNYS)	599,075	25,125
	Fastenal Co.	297,023	24,819
	Nucor Corp.	124,395	19,243
	International Flavors & Fragrances Inc.	132,734	12,127
	LyondellBasell Industries NV Class A	135,018	11,252
	Steel Dynamics Inc.	77,079	11,197
	International Paper Co.	179,829	10,579
	Avery Dennison Corp.	41,550	8,557
	CF Industries Holdings Inc.	94,530	8,476
	Albemarle Corp.	60,838	6,552
	Westlake Corp.	17,371	2,231
			293,644
Consumer Discretionary (16.3%)
*	Amazon.com Inc.	4,822,322	1,002,513
*	Tesla Inc.	1,442,724	497,971
	Costco Wholesale Corp.	230,130	223,659
	Home Depot Inc.	514,891	220,955
*	Netflix Inc.	222,106	196,966
	Walt Disney Co.	953,394	111,995
	McDonald's Corp.	374,023	110,715
	Booking Holdings Inc.	17,687	92,007
	Lowe's Cos. Inc.	297,212	80,969
*	Uber Technologies Inc.	1,042,940	75,050
	TJX Cos. Inc.	588,171	73,927
	Starbucks Corp.	588,132	60,260
	NIKE Inc. Class B	624,349	49,180
*	MercadoLibre Inc.	24,441	48,520
*	Chipotle Mexican Grill Inc.	708,991	43,617
*	O'Reilly Automotive Inc.	30,011	37,310
*	Spotify Technology SA	76,268	36,377
	Marriott International Inc. Class A	119,043	34,414
	Hilton Worldwide Holdings Inc.	127,481	32,309
	Target Corp.	240,136	31,772
*	Airbnb Inc. Class A	226,845	30,876
	Royal Caribbean Cruises Ltd.	123,008	30,021
*	Trade Desk Inc. Class A	229,329	29,480
*	Copart Inc.	452,617	28,691
*	AutoZone Inc.	8,849	28,047
	Ross Stores Inc.	170,723	26,440
	Electronic Arts Inc.	138,768	22,712
	Ford Motor Co.	2,037,597	22,678
	Lennar Corp. Class A	123,540	21,544
	Yum! Brands Inc.	146,219	20,316
*	Lululemon Athletica Inc.	62,635	20,085
	Garmin Ltd.	80,363	17,085
*	Take-Two Interactive Software Inc.	89,479	16,856
	eBay Inc.	262,665	16,624
	Tractor Supply Co.	55,981	15,880
*	Deckers Outdoor Corp.	78,720	15,426
*	Coupang Inc.	601,113	15,244
	PulteGroup Inc.	107,030	14,478
*	NVR Inc.	1,491	13,770
*	Roblox Corp. Class A	265,005	13,285
*	Warner Bros Discovery Inc.	1,258,952	13,194
*	Carnival Corp.	517,566	13,162
*	Expedia Group Inc.	65,635	12,118
*	Live Nation Entertainment Inc.	81,896	11,322

Vanguard® FTSE Social Index Fund
		Shares	Market Value ($000)
	Omnicom Group Inc.	100,493	10,534
	Best Buy Co. Inc.	111,791	10,061
*	Ulta Beauty Inc.	24,815	9,594
*	Liberty Media Corp.-Liberty Formula One Class C	106,305	9,393
*	Burlington Stores Inc.	32,919	9,279
	Genuine Parts Co.	72,129	9,141
	Dollar General Corp.	113,947	8,805
	Estee Lauder Cos. Inc. Class A	119,577	8,624
	Domino's Pizza Inc.	18,033	8,587
*	Aptiv plc	141,402	7,852
*	Dollar Tree Inc.	104,880	7,475
	Rollins Inc.	144,919	7,294
	Pool Corp.	19,332	7,290
*	CarMax Inc.	81,527	6,846
	Interpublic Group of Cos. Inc.	195,373	6,019
	News Corp. Class A	197,569	5,799
	Fox Corp. Class A	119,349	5,624
	Delta Air Lines Inc.	83,847	5,351
	LKQ Corp.	136,179	5,350
*	Rivian Automotive Inc. Class A	426,748	5,219
*	United Airlines Holdings Inc.	42,719	4,137
	Sirius XM Holdings Inc.	126,543	3,410
	Fox Corp. Class B	68,302	3,055
	Southwest Airlines Co.	77,688	2,514
	News Corp. Class B	58,736	1,885
*	Liberty Media Corp.-Liberty Formula One Class A	12,717	1,029
	Lennar Corp. Class B	5,745	947
			3,700,934
Consumer Staples (4.2%)
	Procter & Gamble Co.	1,224,848	219,566
	Coca-Cola Co.	2,015,107	129,128
	PepsiCo Inc.	713,649	116,646
	Mondelez International Inc. Class A	695,103	45,147
	McKesson Corp.	67,321	42,311
	Colgate-Palmolive Co.	421,813	40,760
	CVS Health Corp.	654,724	39,185
	Kimberly-Clark Corp.	174,538	24,322
	Corteva Inc.	362,986	22,592
	Cencora Inc.	86,187	21,680
	Kroger Co.	344,296	21,030
*	Monster Beverage Corp.	371,468	20,479
	Sysco Corp.	258,491	19,932
	General Mills Inc.	289,779	19,201
	Keurig Dr Pepper Inc.	581,431	18,984
	Kraft Heinz Co.	461,333	14,749
	Church & Dwight Co. Inc.	126,539	13,936
	Archer-Daniels-Midland Co.	247,515	13,514
	Hershey Co.	75,596	13,315
	Kellanova	135,970	11,053
	Clorox Co.	64,384	10,763
	McCormick & Co. Inc.	130,646	10,244
	Tyson Foods Inc. Class A	145,879	9,409
	Coca-Cola Europacific Partners plc	106,356	8,251
	Conagra Brands Inc.	247,135	6,809
	Bunge Global SA	73,042	6,555
	J M Smucker Co.	53,518	6,304
	Lamb Weston Holdings Inc.	74,617	5,764
	Hormel Foods Corp.	150,366	4,876
	Campbell Soup Co.	99,569	4,600
	Walgreens Boots Alliance Inc.	371,311	3,349
			944,454
Energy (0.1%)
*	First Solar Inc.	55,297	11,019
*	Enphase Energy Inc.	68,335	4,876
			15,895
Financials (10.6%)
	JPMorgan Chase & Co.	1,487,769	371,526
	Bank of America Corp.	3,522,965	167,376
	Goldman Sachs Group Inc.	163,694	99,619

Vanguard® FTSE Social Index Fund
		Shares	Market Value ($000)
	S&P Global Inc.	162,441	84,877
	Progressive Corp.	303,417	81,583
	Morgan Stanley	602,565	79,304
	Blackrock Inc.	76,629	78,376
	Citigroup Inc.	994,847	70,505
	Blackstone Inc.	366,282	69,993
	Charles Schwab Corp.	773,985	64,055
	Chubb Ltd.	210,008	60,636
	Marsh & McLennan Cos. Inc.	255,918	59,688
	Intercontinental Exchange Inc.	294,899	47,467
	Apollo Global Management Inc.	270,761	47,391
	CME Group Inc.	186,571	44,404
	PNC Financial Services Group Inc.	206,089	44,251
	US Bancorp	809,264	43,126
	Moody's Corp.	82,012	41,004
	Aon plc Class A (XNYS)	101,890	39,894
	Arthur J Gallagher & Co.	111,998	34,970
	Truist Financial Corp.	692,781	33,032
	Aflac Inc.	289,551	33,009
	Travelers Cos. Inc.	118,571	31,545
	Bank of New York Mellon Corp.	383,458	31,394
*	Coinbase Global Inc. Class A	102,413	30,335
	Ameriprise Financial Inc.	51,989	29,840
	Allstate Corp.	136,308	28,269
	MetLife Inc.	305,348	26,941
	American International Group Inc.	337,152	25,920
	MSCI Inc.	39,870	24,306
	Prudential Financial Inc.	186,534	24,139
	Discover Financial Services	129,754	23,671
*	NU Holdings Ltd. Class A	1,651,218	20,690
	M&T Bank Corp.	86,237	18,971
	Arch Capital Group Ltd.	187,206	18,855
	Hartford Financial Services Group Inc.	151,838	18,723
	Nasdaq Inc.	213,766	17,740
	Willis Towers Watson plc	53,045	17,080
	Fifth Third Bancorp	354,383	17,032
	Ares Management Corp. Class A	94,976	16,785
	Raymond James Financial Inc.	98,126	16,611
	State Street Corp.	156,427	15,410
	Broadridge Financial Solutions Inc.	60,732	14,334
	First Citizens BancShares Inc. Class A	6,218	14,270
	T Rowe Price Group Inc.	113,764	14,089
	Brown & Brown Inc.	123,865	14,009
	Huntington Bancshares Inc.	748,803	13,486
	Regions Financial Corp.	476,491	12,989
	Cincinnati Financial Corp.	79,401	12,691
	LPL Financial Holdings Inc.	38,639	12,563
*	Markel Group Inc.	6,659	11,872
	Cboe Global Markets Inc.	54,710	11,809
	Northern Trust Corp.	103,381	11,492
	Citizens Financial Group Inc.	234,196	11,274
	Principal Financial Group Inc.	119,161	10,378
	W R Berkley Corp.	152,396	9,837
	FactSet Research Systems Inc.	19,723	9,677
	KeyCorp	479,971	9,350
	Everest Group Ltd.	22,316	8,649
	Fidelity National Financial Inc.	134,576	8,531
	Equitable Holdings Inc.	169,434	8,172
	Loews Corp.	92,872	8,055
	RenaissanceRe Holdings Ltd.	26,604	7,613
	Credicorp Ltd.	35,347	6,556
	Ally Financial Inc.	142,334	5,690
	Annaly Capital Management Inc.	259,501	5,172
	Franklin Resources Inc.	147,777	3,363
	CNA Financial Corp.	11,409	575
			2,406,839
Health Care (11.2%)
	Eli Lilly & Co.	415,573	330,526
	UnitedHealth Group Inc.	477,382	291,299

Vanguard® FTSE Social Index Fund
		Shares	Market Value ($000)
	AbbVie Inc.	919,669	168,235
	Merck & Co. Inc.	1,316,259	133,785
	Abbott Laboratories	897,838	106,636
	Thermo Fisher Scientific Inc.	198,230	104,989
*	Intuitive Surgical Inc.	183,376	99,390
	Danaher Corp.	335,058	80,310
	Amgen Inc.	278,372	78,743
	Pfizer Inc.	2,943,043	77,137
	Stryker Corp.	187,830	73,658
*	Boston Scientific Corp.	762,370	69,116
*	Vertex Pharmaceuticals Inc.	134,208	62,827
	Bristol-Myers Squibb Co.	1,052,852	62,350
	Gilead Sciences Inc.	647,817	59,975
	Medtronic plc	666,318	57,663
	Elevance Health Inc.	120,690	49,116
	Cigna Group	144,671	48,870
	Zoetis Inc.	237,385	41,602
*	Regeneron Pharmaceuticals Inc.	54,242	40,693
	Becton Dickinson & Co.	150,047	33,295
	HCA Healthcare Inc.	97,882	32,029
*	Edwards Lifesciences Corp.	310,233	22,135
	Agilent Technologies Inc.	152,000	20,971
	GE HealthCare Technologies Inc.	235,962	19,637
	ResMed Inc.	75,454	18,790
*	IQVIA Holdings Inc.	93,536	18,786
	Humana Inc.	62,566	18,543
*	IDEXX Laboratories Inc.	42,781	18,043
*	Veeva Systems Inc. Class A	76,546	17,441
*	Alnylam Pharmaceuticals Inc.	65,541	16,586
*	Centene Corp.	272,910	16,375
*	DexCom Inc.	207,748	16,202
	Cardinal Health Inc.	126,411	15,452
	West Pharmaceutical Services Inc.	37,651	12,262
*	Biogen Inc.	75,622	12,147
*	Illumina Inc.	82,619	11,910
	Zimmer Biomet Holdings Inc.	106,132	11,897
*	Waters Corp.	30,593	11,770
	STERIS plc	51,163	11,208
*	Cooper Cos. Inc.	101,224	10,574
	Labcorp Holdings Inc.	43,636	10,523
*	Insulet Corp.	36,221	9,663
*	Hologic Inc.	118,597	9,428
	Quest Diagnostics Inc.	57,568	9,364
*	Align Technology Inc.	38,866	9,047
*	Molina Healthcare Inc.	30,119	8,972
*	ICON plc	42,583	8,953
	Baxter International Inc.	264,106	8,903
	Viatris Inc.	616,270	8,067
	Revvity Inc.	63,805	7,410
*	Avantor Inc.	351,748	7,408
*	Moderna Inc.	167,626	7,218
*	BioMarin Pharmaceutical Inc.	97,927	6,466
	Universal Health Services Inc. Class B	30,014	6,153
*	Incyte Corp.	82,471	6,152
	Bio-Techne Corp.	80,550	6,070
*	Catalent Inc.	93,855	5,735
	Royalty Pharma plc Class A	202,957	5,411
*	Charles River Laboratories International Inc.	26,488	5,273
	Teleflex Inc.	24,423	4,710
*	DaVita Inc.	26,148	4,345
*	GRAIL Inc.	13,663	239
			2,558,483
Industrials (9.2%)
	Visa Inc. Class A	817,855	257,690
	Mastercard Inc. Class A	428,955	228,607
	Accenture plc Class A	325,708	118,027
	Caterpillar Inc.	253,808	103,074
	American Express Co.	291,253	88,739
	Union Pacific Corp.	316,665	77,475

Vanguard® FTSE Social Index Fund
		Shares	Market Value ($000)
*	Fiserv Inc.	297,442	65,723
	Automatic Data Processing Inc.	213,349	65,483
	Deere & Co.	130,898	60,985
	United Parcel Service Inc. Class B (XNYS)	378,409	51,358
	Trane Technologies plc	117,499	48,905
*	PayPal Holdings Inc.	530,726	46,051
	Illinois Tool Works Inc.	153,680	42,649
	Cintas Corp.	179,420	40,511
	Capital One Financial Corp.	196,483	37,727
	CSX Corp.	1,014,095	37,065
	FedEx Corp.	117,496	35,563
	Carrier Global Corp.	435,370	33,685
	PACCAR Inc.	266,916	31,229
*	Fair Isaac Corp.	12,309	29,234
	Johnson Controls International plc	346,362	29,046
*	Block Inc. (XNYS)	288,245	25,524
	Fidelity National Information Services Inc.	291,678	24,880
	Paychex Inc.	166,881	24,410
*	Axon Enterprise Inc.	37,256	24,103
	Old Dominion Freight Line Inc.	101,930	22,949
	Ferguson Enterprises Inc.	104,977	22,668
	Ingersoll Rand Inc. (XYNS)	209,423	21,816
	Verisk Analytics Inc.	73,912	21,746
	Otis Worldwide Corp.	209,646	21,589
	Vulcan Materials Co.	68,669	19,786
	Martin Marietta Materials Inc.	31,813	19,088
	Westinghouse Air Brake Technologies Corp.	90,779	18,212
	DuPont de Nemours Inc.	217,037	18,142
	Rockwell Automation Inc.	59,478	17,554
	Equifax Inc.	63,752	16,675
	Global Payments Inc.	132,104	15,715
*	Keysight Technologies Inc.	90,436	15,450
	Dover Corp.	71,121	14,644
	Veralto Corp.	128,185	13,868
	Synchrony Financial	204,845	13,831
*	Mettler-Toledo International Inc.	10,953	13,704
*	Corpay Inc.	35,443	13,510
*	Builders FirstSource Inc.	62,291	11,615
	Packaging Corp. of America	45,976	11,441
*	Zebra Technologies Corp. Class A	26,550	10,806
	TransUnion	100,734	10,225
	Snap-on Inc.	26,831	9,919
	Ball Corp.	159,208	9,896
	Pentair plc	85,620	9,332
*	Trimble Inc.	126,300	9,216
	Masco Corp.	114,127	9,194
	IDEX Corp.	39,286	9,061
	Expeditors International of Washington Inc.	73,212	8,906
	JB Hunt Transport Services Inc.	42,517	8,040
	Stanley Black & Decker Inc.	79,703	7,129
	Jack Henry & Associates Inc.	37,612	6,627
	Allegion plc	45,355	6,388
	CH Robinson Worldwide Inc.	60,221	6,358
	CNH Industrial NV	452,715	5,686
			2,098,529
Real Estate (2.6%)
	Prologis Inc.	479,639	56,012
	American Tower Corp.	242,324	50,646
	Equinix Inc.	49,205	48,294
	Welltower Inc.	312,878	43,233
	Digital Realty Trust Inc.	167,574	32,793
	Simon Property Group Inc.	167,881	30,823
	Public Storage	82,064	28,562
	Realty Income Corp.	452,295	26,183
	Crown Castle Inc.	225,616	23,972
*	CBRE Group Inc. Class A	158,730	22,221
	Iron Mountain Inc.	151,088	18,685
	Extra Space Storage Inc.	108,535	18,555
	AvalonBay Communities Inc.	73,616	17,326

Vanguard® FTSE Social Index Fund
		Shares	Market Value ($000)
*	CoStar Group Inc.	210,643	17,134
	Equity Residential	196,035	15,028
	Ventas Inc.	209,316	13,411
	SBA Communications Corp.	55,700	12,602
	Invitation Homes Inc.	317,385	10,870
	Essex Property Trust Inc.	33,108	10,279
	Alexandria Real Estate Equities Inc.	89,837	9,903
	Mid-America Apartment Communities Inc.	60,223	9,886
	Kimco Realty Corp.	341,624	8,735
	Sun Communities Inc.	63,964	8,081
	Healthpeak Properties Inc.	362,310	7,967
	UDR Inc.	170,242	7,807
	Regency Centers Corp.	95,324	7,206
*	Zillow Group Inc. Class C	81,185	6,877
	Equity LifeStyle Properties Inc.	95,560	6,816
	BXP Inc.	81,440	6,677
	Host Hotels & Resorts Inc.	361,443	6,658
	WP Carey Inc.	112,371	6,412
*	Zillow Group Inc. Class A	25,487	2,078
			591,732
Technology (41.3%)
	Apple Inc.	7,546,195	1,790,939
	NVIDIA Corp.	12,147,980	1,679,458
	Microsoft Corp.	3,860,545	1,634,786
	Meta Platforms Inc. Class A	1,137,400	653,232
	Alphabet Inc. Class A	3,051,261	515,511
	Alphabet Inc. Class C	2,556,773	435,904
	Broadcom Inc.	2,360,410	382,575
	Salesforce Inc.	486,725	160,614
	Oracle Corp.	815,333	150,706
*	Adobe Inc.	230,148	118,740
*	Advanced Micro Devices Inc.	835,622	114,626
*	ServiceNow Inc.	106,580	111,849
	Texas Instruments Inc.	472,468	94,980
	QUALCOMM Inc.	579,672	91,895
	Intuit Inc.	141,738	90,958
	Applied Materials Inc.	431,861	75,450
*	Palantir Technologies Inc. Class A	1,043,976	70,030
*	Palo Alto Networks Inc.	159,833	61,986
	Micron Technology Inc.	572,198	56,047
	Intel Corp.	2,212,028	53,199
	Lam Research Corp.	677,981	50,089
*	AppLovin Corp. Class A	136,081	45,825
	KLA Corp.	69,914	45,237
*	Synopsys Inc.	78,981	44,110
*	Cadence Design Systems Inc.	141,460	43,401
	Marvell Technology Inc.	444,707	41,220
*	Crowdstrike Holdings Inc. Class A	117,722	40,728
*	Autodesk Inc.	111,801	32,635
*	DoorDash Inc. Class A	179,979	32,483
*	MicroStrategy Inc. Class A	81,254	31,484
	Roper Technologies Inc.	55,413	31,388
*	Fortinet Inc.	327,497	31,129
	NXP Semiconductors NV	132,767	30,453
*	Snowflake Inc. Class A	164,063	28,678
*	Workday Inc. Class A	109,831	27,457
	Vertiv Holdings Co. Class A	185,762	23,703
*	Datadog Inc. Class A	155,107	23,693
*	Atlassian Corp. Class A	81,445	21,467
	Cognizant Technology Solutions Corp. Class A	258,292	20,790
*	Gartner Inc.	39,111	20,257
	Corning Inc.	397,758	19,359
	Microchip Technology Inc.	275,187	18,760
*	HubSpot Inc.	25,360	18,286
	HP Inc.	507,559	17,983
*	ON Semiconductor Corp.	222,808	15,846
*	Cloudflare Inc. Class A	155,627	15,536
*	GoDaddy Inc. Class A	73,377	14,497
	Hewlett Packard Enterprise Co.	673,433	14,290

Vanguard® FTSE Social Index Fund
		Shares	Market Value ($000)
*	Tyler Technologies Inc.	22,003	13,844
	Monolithic Power Systems Inc.	24,377	13,837
	NetApp Inc.	106,861	13,105
*	Western Digital Corp.	169,224	12,352
*	PTC Inc.	61,397	12,283
	CDW Corp.	69,736	12,269
*	MongoDB Inc.	36,610	11,806
*	Zoom Communications Inc.	136,868	11,318
	Seagate Technology Holdings plc	100,643	10,198
*	Zscaler Inc.	47,479	9,809
*	Pinterest Inc. Class A	311,886	9,456
*	Twilio Inc. Class A	88,535	9,256
	Teradyne Inc.	81,002	8,910
	Gen Digital Inc. (XNGS)	281,927	8,697
	SS&C Technologies Holdings Inc.	111,452	8,620
*	Pure Storage Inc. Class A	159,191	8,436
*	DocuSign Inc.	105,362	8,396
*	Super Micro Computer Inc. (XNGS)	256,975	8,388
*	VeriSign Inc.	43,846	8,207
*	Flex Ltd.	205,860	8,022
*	Check Point Software Technologies Ltd.	42,639	7,760
*	F5 Inc.	30,292	7,584
*	Akamai Technologies Inc.	78,077	7,341
	Skyworks Solutions Inc.	83,300	7,296
*	EPAM Systems Inc.	28,811	7,028
*	Okta Inc.	82,761	6,419
*	Qorvo Inc.	49,083	3,389
*	GLOBALFOUNDRIES Inc.	50,935	2,203
			9,400,498
Telecommunications (2.5%)
	Cisco Systems Inc.	2,104,717	124,620
	Verizon Communications Inc.	2,187,533	96,995
	AT&T Inc.	3,726,387	86,303
	Comcast Corp. Class A	1,993,730	86,109
	T-Mobile US Inc.	251,137	62,016
*	Arista Networks Inc.	133,689	54,254
	Motorola Solutions Inc.	85,518	42,734
*	Charter Communications Inc. Class A	48,695	19,330
	Juniper Networks Inc.	168,896	6,067
			578,428
Utilities (0.5%)
	Waste Management Inc.	208,105	47,494
	Republic Services Inc.	106,510	23,251
	Exelon Corp.	519,246	20,541
	American Water Works Co. Inc.	101,162	13,853
			105,139
Total Common Stocks (Cost $10,463,107)			22,694,575
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund, 4.651% (Cost $33,038)	330,414	33,038
Total Investments (99.9%) (Cost $10,496,145)			22,727,613
Other Assets and Liabilities—Net (0.1%)			19,638
Net Assets (100%)			22,747,251
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Vanguard® FTSE Social Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2024	163	49,320	571
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.